Related Party Transactions (Details) - Schedule of Amounts Recognized as an Expense During the Year Related to Key Management Personnel - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Amounts Recognized as an Expense During the Year Related to Key Management Personnel [Abstract]
Short-term employee benefits	£ 1,484	£ 826	£ 631
Post-employment pension benefits	114	50	23
Share-based payment transactions	23,104	14,926
Total compensation paid to key management personnel	£ 24,702	£ 15,802	£ 654